Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
OPERATING ACTIVITIES
Loss for the year	$ (16,776)	$ (41,024)	$ (590,371)
Add items not affecting cash:
Depreciation	235	347	535
Interest expense	8,355	18,414	367
Unrealized foreign exchange gain (loss)	13	(65)	(324)
Share of joint venture expenditures	595
Loss on assets held for sale		2,305
Gain (Loss) on fair value of convertible debt derivatives	2,732	(3,726)	(2,081)
(Gain) Loss on marketable securities	(609)	105
Deferred tax expense	106	0	1,656
Stock compensation expense	787	77	1,144
Impairment charge			589,162
Net change in non-cash working capital	(390)	209	2,533
Net cash flows from (used in) operating activities	(4,952)	(23,358)	2,621
FINANCING ACTIVITIES
Share issuance - warrant exercise	1,783
Proceeds from issuance of equity	25,024	19,882	88,774
Equity issuance costs	(1,876)	(2,562)	(7,210)
Cash received from sale of Maseve		62,000
Cash proceeds convertible note			20,000
Costs associated with convertible note		(95)	(249)
Convertible note interest paid	(687)
Cash proceeds from debt	20,000	10,000	5,000
Costs associated with debt	(228)	(866)	(224)
Sprott principal repayments		(50,000)	(5,000)
Sprott interest paid	(73)	(3,401)	(3,938)
Repayment of Liberty debt and production payment termination	(41,023)	(23,163)
Interest capitalized on debt proceeds			67
Cash received from Waterberg partners	3,522	2,756
Net cash flows from (used in) financing activities	6,442	14,551	97,220
INVESTING ACTIVITIES
Proceeds from partial sale of interest in Waterberg		16,124
Fees paid on asset held for sale		(1,000)
Transfer to restricted cash (Waterberg)		(5,000)
Expenditures from restricted cash (Waterberg)	126	4,874
Investment in Lion Battery	(554)
Acquisition of property, plant and equipment			(134,488)
Cash received from sale of marketable securities	7,951
Proceeds from the sale of concentrate		2,016	16,609
Performance bonds	19		(600)
Waterberg exploration expenditures	(6,990)	(9,125)
Net cash flows from (used in) investing activities	552	7,889	(118,479)
Net decrease in cash and cash equivalents	2,042	(918)	(18,638)
Effect of foreign exchange on cash and cash equivalents	491	521	5,602
Cash and cash equivalents, beginning of year	3,017	3,414	16,450
Cash and cash equivalents, end of year	$ 5,550	$ 3,017	$ 3,414